Condensed Consolidated Financial Statement Details (Details 2) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Statement Details
Advances from customers	$ 126,393	$ 81,153	$ 63,867
Salary payable	151,262	87,206	181,950
Tax payable	5,893	17,235	16,131
Other payable	4,280,975	2,754,809	1,921,669
Long-term payable, current portion	158,016	152,550	129,155
Total	$ 4,722,539	$ 3,092,953	$ 2,312,772